ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2025 share	Dec. 31, 2024 share	Dec. 31, 2023
EUR/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.1713	1.0350	1.1002
Average foreign exchange rate	1.1259	1.0804	1.0790
AUD/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.6699	0.6224
Average foreign exchange rate	0.6442	0.6596
GBP/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.3455	1.2488
Average foreign exchange rate	1.3181	1.2772
SEK/USD
Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	0.1083
Average foreign exchange rate	0.1018